Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Compensation of managing directors and other key management personnel

	2021	2020	2019
Short-term employee benefits	3,633	2,936	2,598
Termination benefits	0	0	264
Share-based payments	5,235	1,848	1,738
	8,868	4,784	4,600

Outstanding balances related to key management personnel

	Outstanding balances
	December 31,	December 31,
	2021	2020
Adi Hoess	5	2
Thomas Hecht	19	16
Mathieu Simon	8	7
Ferdinand Verdonck [1]	(1)	10
Ulrich Grau	16	14
Bernhard Ehmer	20	15
Harry Welten	10	8
Annalisa Jenkins	9	8
Uta Kemmerich-Keil	19	0

[1] left the Supervisory Board in June 2021.